Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 09, 2014	Aug. 31, 2018	Jun. 30, 2018	Apr. 30, 2017	Jun. 09, 2014	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							$ 2,910,315
Carrying Value as of December 31, 2019							2,552,473
Current portion of long-term debt							357,711	$ 412,363
Long-term debt							999,268	$ 1,192,000
KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							299,300
Repayments							(33,700)
Carrying Value as of December 31, 2019							199,000
ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							100,500
Repayments							(8,600)
Carrying Value as of December 31, 2019							92,000
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							131,400
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							34,900
Carrying Value as of December 31, 2019							31,600
2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							144,800
Repayments							(13,300)
Carrying Value as of December 31, 2019							131,500
Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							96,200
Carrying Value as of December 31, 2019							88,500
ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							46,800
Carrying Value as of December 31, 2019							43,700
Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							97,600
Carrying Value as of December 31, 2019							91,100
Senior Secured - Prudential Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019							55,500
Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							158,800
Carrying Value as of December 31, 2019							148,200
CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							61,200
Carrying Value as of December 31, 2019							56,500
BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							97,500
Carrying Value as of December 31, 2019							90,400
CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							251,800
Carrying Value as of December 31, 2019							233,700
CSSC Scrubber Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019							11,000
BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							98,800
Carrying Value as of December 31, 2019							87,800
$116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							112,700
Carrying Value as of December 31, 2019		$ 114,800					106,000
AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018		145,000					139,100
Carrying Value as of December 31, 2019						$ 145,000	127,300
China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018			$ 144,000				137,300
Carrying Value as of December 31, 2019							123,800
$157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018		157,500					152,100
Carrying Value as of December 31, 2019						157,500	137,900
COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							84,200
Carrying Value as of December 31, 2019							76,500
Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							53,750
Drawdowns	$ 3,750				$ 51,800
Carrying Value as of December 31, 2019							53,750
Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns				$ 7,500
Convertible Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments						(203,500)
Convertible Senior Notes Due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018		$ 12,200	$ 154,300				171,500
Drawdowns						203,500
Carrying Value as of December 31, 2019						$ 12,200	180,100
Gross carrying amount [member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							2,933,854
Drawdowns							715,324
Repayments							(525,125)
Other Activity							14,990
Carrying Value as of December 31, 2019							3,139,043
Current portion of long-term debt							423,626
Long-term debt							2,715,417
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							299,300
Drawdowns							0
Repayments							(100,286)
Other Activity							0
Carrying Value as of December 31, 2019							199,014
Current portion of long-term debt							25,350
Long-term debt							173,664
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							100,508
Drawdowns							0
Repayments							(8,554)
Other Activity							0
Carrying Value as of December 31, 2019							91,954
Current portion of long-term debt							91,954
Long-term debt							0
Gross carrying amount [member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							144,176
Drawdowns							0
Repayments							(12,737)
Other Activity							0
Carrying Value as of December 31, 2019							131,439
Current portion of long-term debt							12,612
Long-term debt							118,827
Gross carrying amount [member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							34,851
Drawdowns							0
Repayments							(3,230)
Other Activity							0
Carrying Value as of December 31, 2019							31,621
Current portion of long-term debt							3,230
Long-term debt							28,391
Gross carrying amount [member] | 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							144,765
Drawdowns							0
Repayments							(13,266)
Other Activity							0
Carrying Value as of December 31, 2019							131,499
Current portion of long-term debt							13,265
Long-term debt							118,234
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							96,211
Drawdowns							0
Repayments							(8,568)
Other Activity							823
Carrying Value as of December 31, 2019							88,466
Current portion of long-term debt							7,790
Long-term debt							80,676
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							46,832
Drawdowns							0
Repayments							(3,851)
Other Activity							745
Carrying Value as of December 31, 2019							43,726
Current portion of long-term debt							3,139
Long-term debt							40,587
Gross carrying amount [member] | Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							97,609
Drawdowns							0
Repayments							(8,416)
Other Activity							1,893
Carrying Value as of December 31, 2019							91,086
Current portion of long-term debt							6,608
Long-term debt							84,478
Gross carrying amount [member] | Senior Secured Term Loan Facility - ABN / SEB Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							114,825
Drawdowns							0
Repayments							(11,500)
Other Activity							0
Carrying Value as of December 31, 2019							103,325
Current portion of long-term debt							10,750
Long-term debt							92,575
Gross carrying amount [member] | Senior Secured Hamburg Commercial Bank Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							0
Drawdowns							42,150
Repayments							0
Other Activity							0
Carrying Value as of December 31, 2019							42,150
Current portion of long-term debt							3,181
Long-term debt							38,969
Gross carrying amount [member] | Senior Secured - Prudential Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							0
Drawdowns							55,463
Repayments							0
Other Activity							0
Carrying Value as of December 31, 2019							55,463
Current portion of long-term debt							5,084
Long-term debt							50,379
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							158,757
Drawdowns							0
Repayments							(10,718)
Other Activity							196
Carrying Value as of December 31, 2019							148,235
Current portion of long-term debt							10,835
Long-term debt							137,400
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							61,198
Drawdowns							0
Repayments							(4,908)
Other Activity							183
Carrying Value as of December 31, 2019							56,473
Current portion of long-term debt							4,733
Long-term debt							51,740
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							97,454
Drawdowns							0
Repayments							(7,641)
Other Activity							571
Carrying Value as of December 31, 2019							90,384
Current portion of long-term debt							7,740
Long-term debt							82,644
Gross carrying amount [member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							251,832
Drawdowns							0
Repayments							(17,309)
Other Activity							(796)
Carrying Value as of December 31, 2019							233,727
Current portion of long-term debt							18,072
Long-term debt							215,655
Gross carrying amount [member] | CSSC Scrubber Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							0
Drawdowns							10,976
Repayments							0
Other Activity							0
Carrying Value as of December 31, 2019							10,976
Current portion of long-term debt							5,488
Long-term debt							5,488
Gross carrying amount [member] | BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							98,831
Drawdowns							0
Repayments							(11,021)
Other Activity							0
Carrying Value as of December 31, 2019							87,810
Current portion of long-term debt							11,726
Long-term debt							76,084
Gross carrying amount [member] | 2018 CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							136,543
Drawdowns							0
Repayments							(10,114)
Other Activity							0
Carrying Value as of December 31, 2019							126,429
Current portion of long-term debt							10,114
Long-term debt							116,315
Gross carrying amount [member] | $116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							112,674
Drawdowns							0
Repayments							(6,634)
Other Activity							0
Carrying Value as of December 31, 2019							106,040
Current portion of long-term debt							7,122
Long-term debt							98,918
Gross carrying amount [member] | AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							139,103
Drawdowns							0
Repayments							(11,794)
Other Activity							0
Carrying Value as of December 31, 2019							127,309
Current portion of long-term debt							11,794
Long-term debt							115,515
Gross carrying amount [member] | China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							137,250
Drawdowns							0
Repayments							(13,500)
Other Activity							0
Carrying Value as of December 31, 2019							123,750
Current portion of long-term debt							13,500
Long-term debt							110,250
Gross carrying amount [member] | $157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							152,086
Drawdowns							0
Repayments							(14,143)
Other Activity							0
Carrying Value as of December 31, 2019							137,943
Current portion of long-term debt							14,143
Long-term debt							123,800
Gross carrying amount [member] | COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							84,150
Drawdowns							0
Repayments							(7,700)
Other Activity							0
Carrying Value as of December 31, 2019							76,450
Current portion of long-term debt							7,700
Long-term debt							68,750
Gross carrying amount [member] | IFRS 16 - Leases - 7 Handymax [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							0
Drawdowns							24,194
Repayments							(11,416)
Other Activity							0
Carrying Value as of December 31, 2019							12,778
Current portion of long-term debt							10,531
Long-term debt							2,247
Gross carrying amount [member] | IFRS 16 - Leases - 3 MR [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							0
Drawdowns							51,008
Repayments							(6,816)
Other Activity							0
Carrying Value as of December 31, 2019							44,192
Current portion of long-term debt							7,256
Long-term debt							36,936
Gross carrying amount [member] | $670.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							0
Drawdowns							531,533
Repayments							(18,529)
Other Activity							0
Carrying Value as of December 31, 2019							513,004
Current portion of long-term debt							46,159
Long-term debt							466,845
Gross carrying amount [member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							53,750
Drawdowns							0
Repayments							0
Other Activity							0
Carrying Value as of December 31, 2019							53,750
Current portion of long-term debt							53,750
Long-term debt							0
Gross carrying amount [member] | Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							57,500
Drawdowns							0
Repayments							(57,500)
Other Activity							0
Carrying Value as of December 31, 2019							0
Current portion of long-term debt							0
Long-term debt							0
Gross carrying amount [member] | Convertible Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							142,180
Drawdowns							0
Repayments							(144,974)
Other Activity							2,794
Carrying Value as of December 31, 2019							0
Current portion of long-term debt							0
Long-term debt							0
Gross carrying amount [member] | Convertible Senior Notes Due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							171,469
Drawdowns							0
Repayments							0
Other Activity							8,581
Carrying Value as of December 31, 2019							180,050
Current portion of long-term debt							0
Long-term debt							180,050
Deferred financing fees [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							(23,539)
Drawdowns							(1,587)
Repayments							0
Other Activity							8,530
Carrying Value as of December 31, 2019							(16,596)
Current portion of long-term debt							(1,969)
Long-term debt							(14,627)
Deferred financing fees [Member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							500
Carrying Value as of December 31, 2019							100
Deferred financing fees [Member] | Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							500
Net carrying amount [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018							2,910,315
Drawdowns							713,737
Repayments							(525,125)
Other Activity							23,520
Carrying Value as of December 31, 2019							3,122,447
Current portion of long-term debt							421,657
Long-term debt							$ 2,700,790